Financial Assets and liabilities - Summary of Fair value of the group's financial assets and financial liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of fair value measurement of assets [line items]
Financial assets at FVTPL	$ 111,298	$ 124,065
Plan assets [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at FVTPL	1,865
Short Term Investments [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at FVTPL	109,433	124,065
Level 1 [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at FVTPL	111,298	124,065
Level 1 [member] | Plan assets [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at FVTPL	1,865
Level 1 [member] | Short Term Investments [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at FVTPL	109,433	124,065
Level 2 [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at FVTPL	0	0
Level 2 [member] | Plan assets [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at FVTPL	0
Level 2 [member] | Short Term Investments [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at FVTPL	0	0
Level 3 [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at FVTPL	0	0
Level 3 [member] | Plan assets [member]
Disclosure of fair value measurement of assets [line items]
Financial assets at FVTPL	0
Level 3 [member] | Short Term Investments [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at FVTPL	$ 0	$ 0